Operating Leases - Lease obligations (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Operating Leases
Right-of-use assets	$ 675	$ 675	$ 875
Lease liability	675	675
Operating lease payments	$ 100	$ 200
Weighted average discount rate (as a percent)	6.35%	6.35%
Weighted average remaining lease term	1 year 7 months 6 days	1 year 7 months 6 days
Partnership's lease liabilities from leased-in equipment
2026 (excluding the six months ended June 30, 2026)	$ 224	$ 224
2027	449	449
2028	37	37
Total	710	710
Less imputed interest	35	35
Carrying value of operating lease liabilities	$ 675	$ 675